Advances for Vessels under Construction (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Aug. 17, 2010 MetricTon
Dead Weight Tonnage	33,600
Aggregate Purchase Price of Dead Weight Tonnage	$ 49,880
Extra Cost of Purchase	$ 1,080